CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	Additional paid in capital [Member] USD ($)	Additional paid in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive (loss)/income [Member] USD ($)	Accumulated other comprehensive (loss)/income [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Retained earnings (Accumulated losses) [Member] USD ($)	Retained earnings (Accumulated losses) [Member] CNY	Non-controlling interests [Member] USD ($)	Non-controlling interests [Member] CNY
Beginning Balance at Dec. 31, 2011		2,905,173,578		13,200		1,507,224,827		178,984,364		(134,611)		(8,354,423)		1,217,457,158		9,983,063
Beginning Balance (in shares) at Dec. 31, 2011				89,435,058
Capital contribution from non-controlling interests holders		100,000														100,000
Share-based compensation charge		17,343,110				17,343,110
Repurchase of shares of the Company		(5,521,130)										(5,521,130)
Repurchase of shares of the Company (in shares)				(694,280)
Foreign currency translation adjustment		371,006								371,006
Unrealized gain on available-for-sale investment
Exercise of share options		160,861		2		160,859
Exercise of share options (in shares)				18,000
Appropriation to statutory reserves								56,894						(56,894)
Accretion to redemption value of redeemable non-controlling interests
Net income (loss)		(1,543,816,018)												(1,542,422,068)		(1,393,950)
Ending Balance at Dec. 31, 2012		1,373,811,407		13,202		1,524,728,796		179,041,258		236,395		(13,875,553)		(325,021,804)		8,689,113
Ending Balance (in shares) at Dec. 31, 2012				88,758,778
Disposition of non-controlling interests		799,637														799,637
Acquisition of non-controlling interests		(4,502,516)				(4,404,391)										(98,125)
Issuance of shares		411,730,717		2,149		411,728,568
Issuance of shares (in shares)				17,480,000
Share-based compensation charge		17,992,206				17,992,206
Foreign currency translation adjustment		6,590,629								6,590,629
Unrealized gain on available-for-sale investment		6,042,434								6,042,434
Exercise of share options		18,657,110		223		18,656,887
Exercise of share options (in shares)				1,812,852
Appropriation to statutory reserves								5,887,925						(5,887,925)
Accretion to redemption value of redeemable non-controlling interests
Net income (loss)		189,491,964												188,011,825		1,480,139
Ending Balance at Dec. 31, 2013		2,020,613,588		15,574		1,968,702,066		184,929,183		12,869,458		(13,875,553)		(142,897,904)		10,870,764
Ending Balance (in shares) at Dec. 31, 2013				108,051,630
Acquisition of non-controlling interests		14,000,000														14,000,000
Issuance of shares		769,146,293		1,834		769,144,459
Issuance of shares (in shares)				15,000,000
Share-based compensation charge		42,689,995				42,689,995
Foreign currency translation adjustment	746,946	4,634,500								4,634,500
Unrealized gain on available-for-sale investment	(907,376)	(5,629,905)								(5,629,905)
Exercise of share options		13,488,561		152		13,488,409
Exercise of share options (in shares)	1,240,400			1,240,400
Appropriation to statutory reserves								66,975,887						(66,975,887)
Accretion to redemption value of redeemable non-controlling interests	(8,432,566)	(52,320,700)												(52,320,700)
Net income (loss)	117,041,698	726,196,922												725,345,755		851,167
Ending Balance at Dec. 31, 2014	$ 569,387,109	3,532,819,254	$ 2,830	17,560	$ 450,315,077	2,794,024,929	$ 40,599,728	251,905,070	$ 1,913,750	11,874,053	$ (2,236,333)	(13,875,553)	$ 74,646,434	463,151,264	$ 4,145,623	25,721,931
Ending Balance (in shares) at Dec. 31, 2014			124,292,030